Expense Example {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-13 - Fidelity Global Commodity Stock Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Global Commodity Stock Fund: Class A
Expense Example:
1 year	$ 701
3 years	966
5 years	1,252
10 years	2,063
Fidelity Advisor Global Commodity Stock Fund: Class M
Expense Example:
1 year	506
3 years	834
5 years	1,185
10 years	2,173
Fidelity Advisor Global Commodity Stock Fund: Class C
Expense Example:
1 year	308
3 years	643
5 years	1,103
10 years	2,379
Fidelity Advisor Global Commodity Stock Fund: Class I
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	1,166
Fidelity Advisor Global Commodity Stock Fund: Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049